Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of Accrued Expenses
At September 30, 2020 and December 31, 2019, accrued expenses consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Accrued research and development costs	$890	$1,614
Accrued compensation	901	961
Accrued professional fees	1,176	564
Miscellaneous accrued expenses	188	382

Total accrued expenses	$3,155	$3,521

At December 31, 2018 and 2019, accrued expenses consisted of the following (in thousands):

	AS OF DECEMBER 31,
	2018	2019
Accrued research and development costs	$466	$1,614
Accrued compensation	617	961
Accrued professional fees	114	564
Miscellaneous accrued expenses	93	382

Total accrued expenses	$1,290	$3,521